Equity Investments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

	Ownership Interest at December 31, 2025	Income from Equity Investments		Equity Investments
		Year Ended December 31,		As at December 31,
U.S.$ millions		2025	2024	2025	2024
Grand Rapids Pipeline [1]	50.0%	42	39	639	628
HoustonLink Pipeline [1]	50.0%	—	1	13	13
Port Neches Link Pipeline	74.9%	10	9	91	91
		52	49	743	732
1.Classified as a VIE. Refer to Note 24, Variable Interest Entities for additional information.
Summarized Financial Information of Equity Investments

	Year Ended December 31,
U.S.$ millions	2025	2024
Income
Revenues	185	175
Operating and other expenses	(102)	(85)
Net income	101	97
Net income attributable to the Company	52	49

	As at December 31,
U.S.$ millions	2025	2024
Consolidated Balance Sheet
Current assets	169	167
Non-current assets	1,149	1,134
Current liabilities	(16)	(20)
Non-current liabilities	(1)	(1)